OPERATING SEGMENTS - Financial Information by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 6,202	$ 7,230
Operating expenses	712	602
Cost of goods sold, including product purchases	2,758	4,110
Depreciation and amortization included in operations	662	471
Cost of sales	4,132	5,183
Realized gain on commodity-related derivative financial instruments	(54)	(33)
Unrealized (gain) loss on commodity-related derivative financial instruments	84	13
Share of profit from equity accounted investees - operations	282	375
Adjusted gross profit		2,322
Impairment in share of profit from equity accounted investees	(314)	0
Gross profit (loss)	2,008	2,442
Depreciation included in general and administrative	38	36
Other general and administrative	208	260
Other (income) expense	(18)	15
Impairment expense	1,776	300
Results from operating activities	4	1,831
Net finance costs (income)	420	289
Earnings (loss) before income tax	(416)	1,542
Capital expenditures	1,029	1,645
Contributions to equity accounted investees	224	263
Pipelines
Disclosure of operating segments [line items]
Revenue	2,105	1,650
Facilities
Disclosure of operating segments [line items]
Revenue	892	776
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	3,205	4,804
Operating segments
Disclosure of operating segments [line items]
Revenue	718
Operating segments | Pipelines
Disclosure of operating segments [line items]
Revenue	2,251	1,787
Operating expenses	498	436
Depreciation and amortization included in operations	402	243
Cost of sales	900	679
Share of profit from equity accounted investees - operations	227	274
Adjusted gross profit		1,578
Gross profit (loss)	1,578	1,382
Other general and administrative	24	30
Other (income) expense	(1)	3
Impairment expense	1,396	300
Results from operating activities	159	1,049
Net finance costs (income)	31	6
Earnings (loss) before income tax	128	1,043
Capital expenditures	587	892
Contributions to equity accounted investees	0	13
Operating segments | Facilities
Disclosure of operating segments [line items]
Revenue	1,231	1,121
Operating expenses	392	344
Cost of goods sold, including product purchases	11	4
Depreciation and amortization included in operations	199	166
Cost of sales	602	514
Unrealized (gain) loss on commodity-related derivative financial instruments	(4)
Share of profit from equity accounted investees - operations	55	51
Adjusted gross profit		688
Gross profit (loss)	688	658
Other general and administrative	10	14
Other (income) expense	2
Impairment expense	10
Results from operating activities	666	644
Net finance costs (income)	24	21
Earnings (loss) before income tax	642	623
Capital expenditures	370	569
Contributions to equity accounted investees	69	73
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	3,205	4,804
Cost of goods sold, including product purchases	3,064	4,417
Depreciation and amortization included in operations	50	51
Cost of sales	3,114	4,468
Realized gain on commodity-related derivative financial instruments	(54)	(33)
Unrealized (gain) loss on commodity-related derivative financial instruments	88	13
Share of profit from equity accounted investees - operations		50
Adjusted gross profit		57
Impairment in share of profit from equity accounted investees	(314)
Gross profit (loss)	(257)	406
Other general and administrative	28	35
Other (income) expense	4	3
Impairment expense	370
Results from operating activities	(659)	368
Net finance costs (income)	(13)	(8)
Earnings (loss) before income tax	(646)	376
Capital expenditures	38	157
Contributions to equity accounted investees	155	177
Corporate & Inter-segment Eliminations
Disclosure of operating segments [line items]
Revenue	(485)	(482)
Operating expenses	(178)	(178)
Cost of goods sold, including product purchases	(317)	(311)
Depreciation and amortization included in operations	11	11
Cost of sales	(484)	(478)
Adjusted gross profit		(1)
Gross profit (loss)	(1)	(4)
Depreciation included in general and administrative	38	36
Other general and administrative	146	181
Other (income) expense	(23)	9
Results from operating activities	(162)	(230)
Net finance costs (income)	378	270
Earnings (loss) before income tax	(540)	(500)
Capital expenditures	34	27
Corporate & Inter-segment Eliminations | Pipelines
Disclosure of operating segments [line items]
Revenue	(146)	(137)
Corporate & Inter-segment Eliminations | Facilities
Disclosure of operating segments [line items]
Revenue	$ (339)	$ (345)